Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued expenses and other liabilities
Schedule of components of accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following as of December 31, 2022 and 2021:

	As of December 31
In thousands of U.S. Dollars	2022	2021
Accrued vessel operating expenses and voyage expenses	13,159	7,569
Other accrued expenses	7,731	3,173
Total accrued expenses	20,890	10,742